Fair Value Measurements - Schedule of Market Assumptions used in the Valuation of the Public Warrants (Details)	Mar. 31, 2025	Mar. 26, 2025	Aug. 19, 2024
Underlying share price [Member]
Schedule of Market Assumptions used in the Valuation of the Public Warrants [Line Items]
Fair Value Measurement Input	10.52	10.8	9.98
Exercise price [Member]
Schedule of Market Assumptions used in the Valuation of the Public Warrants [Line Items]
Fair Value Measurement Input			11.5
Term (years) [Member]
Schedule of Market Assumptions used in the Valuation of the Public Warrants [Line Items]
Fair Value Measurement Input	0.4	0.42	7
Risk-free rate [Member]
Schedule of Market Assumptions used in the Valuation of the Public Warrants [Line Items]
Fair Value Measurement Input	4.27	4.28	3.78
Volatility [Member]
Schedule of Market Assumptions used in the Valuation of the Public Warrants [Line Items]
Fair Value Measurement Input	11.23	10.73	9